Long-Term Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
2013		$ 9,546
2014		7,000
2015		7,000
2016		7,000
2017		7,000
Thereafter		1,735,000	[1]
Total	1,761,784	1,764,010		1,572,221
Long-term Debt
Debt Instrument [Line Items]
Total		$ 1,772,546

[1]	Reflects the aggregate principal amount at maturity of the 8.625% senior notes before the original issue discount of $8,536.